Employee benefits (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Amounts included on the consolidated statements of comprehensive income (loss):
Actuarial (gains) / losses		$ (15)
Total		$ (15)